CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,883	$ 1,114	$ 236,001
Accounts receivable-trade, net	321,012	284,565	184,624
Derivative instruments	489,530	255,063	234,675
Other current assets	69,884	80,734	55,609
Total current assets	882,309	621,476	710,909
Noncurrent assets:
Oil and natural gas properties (successful efforts method)	9,995,748	7,835,650	5,664,503
Less accumulated depletion and amortization	(1,426,132)	(1,033,617)	(719,035)
Oil and natural gas properties, successful efforts method, net	8,569,616	6,802,033	4,945,468
Other property and equipment	427,902	197,235	139,903
Less accumulated depreciation	(58,696)	(48,024)	(35,151)
Other property and equipment, net	369,206	149,211	104,752
Derivative instruments	924,317	321,840	56,895
Other noncurrent assets	434,654	105,577	115,124
Noncurrent assets, excluding property, total	1,358,971	427,417	172,019
Total noncurrent assets	10,297,793	7,378,661	5,222,239
Total assets	11,180,102	8,000,137	5,933,148
Current liabilities:
Accounts payable and accrued expenses	667,541	403,450	219,830
Derivative instruments	3,461	14,060	12,839
Other accrued liabilities	108,841	75,898	82,439
Total current liabilities	779,843	493,408	315,108
Noncurrent liabilities:
Credit facility	1,150,000	940,000	0
Senior notes, net	4,855,547	3,053,657	2,742,902
Derivative instruments	250	3,503	39,797
Other noncurrent liabilities	262,799	80,659	47,125
Total noncurrent liabilities	6,268,596	4,077,819	2,829,824
Commitments and contingencies
Unitholders' capital:
199,557,167 units, 177,364,558 units and 159,009,795 units issued and outstanding at June 30, 2012, December 31, 2011 and December 31, 2010, respectively	3,223,223	2,751,354	2,549,099
Accumulated income	908,440	677,556	239,117
Total unitholders' capital	4,131,663	3,428,910	2,788,216
Total liabilities and unitholders' capital	$ 11,180,102	$ 8,000,137	$ 5,933,148